Goodwill	3 Months Ended
Nov. 30, 2022
Goodwill

10. Goodwill

A continuity of the Company’s goodwill is as follows:

	2022	2021
	$	$

Balance, August 31,	15,200,188	18,495,121
Effect of foreign exchange	(10,314)	(28,912)
Balance, November 30,	15,189,874	18,466,209

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)